Capital adequacy and liquidity situation - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	Jun. 30, 2025	Dec. 31, 2024
Liquidity reserve
Liquidity reserve	kr 63.4	kr 57.7
SKR
Liquidity reserve
Liquidity reserve	26.9	32.2
EUR
Liquidity reserve
Liquidity reserve	11.1	11.8
USD
Liquidity reserve
Liquidity reserve	25.4	13.7
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Liquidity reserve
Liquidity reserve	26.5	25.3
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Liquidity reserve
Liquidity reserve	7.0	11.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Liquidity reserve
Liquidity reserve	6.4	8.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Liquidity reserve
Liquidity reserve	13.1	6.3
Securities issued or guaranteed by municipalities or other public entities
Liquidity reserve
Liquidity reserve	21.0	18.3
Securities issued or guaranteed by municipalities or other public entities | SKR
Liquidity reserve
Liquidity reserve	4.8	7.1
Securities issued or guaranteed by municipalities or other public entities | EUR
Liquidity reserve
Liquidity reserve	3.9	3.8
Securities issued or guaranteed by municipalities or other public entities | USD
Liquidity reserve
Liquidity reserve	12.3	7.4
Covered bonds issued by other institutions
Liquidity reserve
Liquidity reserve	13.4	13.1
Covered bonds issued by other institutions | SKR
Liquidity reserve
Liquidity reserve	12.6	13.1
Covered bonds issued by other institutions | EUR
Liquidity reserve
Liquidity reserve	0.8
Balances with National Debt Office
Liquidity reserve
Liquidity reserve	2.5	1.0
Balances with National Debt Office | SKR
Liquidity reserve
Liquidity reserve	kr 2.5	kr 1.0